SUMMARY OF ACCOUNTING POLICIES	42 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
SUMMARY OF ACCOUNTING POLICIES
NOTE A - SUMMARY OF ACCOUNTING POLICIES

In January 2004, the Board of Directors of Cheviot Savings Bank (the “Savings Bank”) completed a Plan of Reorganization (the “Plan” or the “Reorganization”) pursuant to which the Savings Bank reorganized into a two-tier mutual holding company structure with the establishment of a stock holding company, Cheviot Financial Corp. (“Cheviot Financial” or the “Corporation”) as parent of the Savings Bank, which converted to stock form, followed by the issuance of all the Savings Bank’s outstanding stock to Cheviot Financial. Pursuant to the Plan, Cheviot Financial issued 9,918,751 common shares, of which approximately 55% were issued to Cheviot Mutual Holding Company, a federally-chartered mutual holding company.  Cheviot Financial sold 4,388,438 common shares, representing approximately 44% of the outstanding common stock to the Savings Bank’s depositors and a newly formed Employee Stock Ownership Plan (“ESOP”) at an initial issuance price of $10.00 per share.  In addition, 75,000 shares, or approximately one percent of the outstanding shares, were issued to a charitable foundation established by Cheviot Financial.  The Reorganization and related stock offering resulted in cash proceeds, net of offering costs and shares issued to the ESOP, totaling approximately $39.3 million.

The Corporation conducts a general banking business in southwestern Ohio which consists of attracting deposits from the general public and applying those funds to the origination of loans for residential, commercial and consumer purposes.  The Corporation’s profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds).  Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances.  The level of interest rates paid or received by the Corporation can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The financial information presented herein has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and general accounting practices within the financial services industry.  In preparing financial statements in accordance with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period.  Actual results could differ from such estimates.

The following is a summary of significant accounting policies which, with the exception of the policy described in Note A-15, have been consistently applied in the preparation of the accompanying financial statements.

1.  Principles of Consolidation

The accompanying consolidated financial statements as of and for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, include the accounts of the Corporation and its wholly-owned subsidiary, the Savings Bank.  All significant intercompany items have been eliminated.

2.  Investment and Mortgage-backed Securities

The Corporation accounts for investment and mortgage-backed securities using 3 categories: held to maturity, trading, or available for sale.  Securities classified as held to maturity are carried at cost only if the Corporation has the positive intent and ability to hold these securities to maturity.  Securities available for sale are carried at fair value with resulting unrealized gains or losses recorded in shareholders’ equity.  Realized gains or losses on sales of securities are recognized using the specific identification method.

3.  Loans Receivable

Loans receivable are stated at the principal amount outstanding, adjusted for deferred loan origination fees and the allowance for loan losses.  Interest is accrued as earned unless the collectability of the loan is in doubt.  Loans are generally placed on nonaccrual status when they are contractually past due 90 days or more.  Interest on loans that are contractually past due more than 90 days is charged off, or an allowance is established based on management’s periodic evaluation.  The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management’s judgment, the borrower’s ability to make periodic interest and principal payments has returned to normal, in which case the loan is returned to accrual status.  If the ultimate collectability of the loan is in doubt, in whole or in part, all payments received on nonaccrual loans are applied to reduce principal until such doubt is eliminated.

Loans held for sale are carried at the lower of cost (less principal payments received) or fair value (market value), calculated on an aggregate basis.  At the six months ended June 30, 2011 (unaudited) and December 31, 2010, the Corporation had $954,000 and $4.4 million in loans held for sale.

The Corporation recognizes, as separate assets, rights to service mortgage loans for others, regardless of how those servicing rights are acquired.  An institution that acquires mortgage servicing rights through either the purchase or origination of mortgage loans and sells those loans with servicing rights retained must allocate some of the cost of the loans to the mortgage servicing rights at fair value.  The Corporation has opted to account for the capitalized servicing rights as being amortized in proportion to and over the estimated period of servicing income.

The Corporation recorded mortgage servicing rights totaling $660,000, $28,000, $144,000, $147,000 and $(2,000), net of amortization of $63,000, $10,000, $62,000, $35,000 and $25,000, during the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively.  The carrying value of the Corporation’s mortgage servicing rights totaled approximately $961,000, $250,000, $366,000 and $222,000 at June 30, 2011 and 2010 (unaudited) and December 31, 2010 and 2009, respectively.

The Corporation was servicing mortgage loans of approximately $107.1 million, $44.5 million and $27.9 million at June 30, 2011 (unaudited) and December 31, 2010 and 2009, respectively, all of which had been sold to the Federal Home Loan Bank of Cincinnati, Federal Home Loan Mortgage Corporation, US Bank, Bank of America, Franklin American, B, B & T and Lake Michigan.

4.  Loan Origination Fees and Costs

Origination fees received from loans, net of direct origination costs, are deferred and amortized to interest income using the level-yield method, giving effect to actual loan prepayments. Additionally, loan origination costs are limited to the direct costs attributable to originating a loan, i.e., principally actual personnel costs.  Fees received for loan commitments that are expected to be drawn upon, based on the Corporation’s experience with similar commitments, are deferred and amortized over the life of the loan using the level-yield method.  Fees for other loan commitments are deferred and amortized over the loan commitment period on a straight-line basis.

5.  Allowance for Loan Losses

It is the Corporation’s policy to provide valuation allowances for estimated losses on loans primarily based on past loan loss experience and economic factors such as level of delinquencies, collateral values and overall employment and economy in the market area.  Additionally, the Corporation considers changes in the composition of the loan portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area.  When the collection of a loan becomes doubtful, or otherwise troubled, the Corporation records a charge-off equal to the difference between the fair value of the property securing the loan and the loan’s carrying value.  Major loans and major lending areas are reviewed periodically to determine potential problems at an early date.  The allowance for loan losses is increased by charges to earnings and decreased by charge-offs (net of recoveries).

Impaired loans are measured based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral if the loan is collateral- dependent.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The Corporation considers its investment in existing one- to four-family residential loans and consumer installment loans to be homogeneous and therefore excluded from separate identification for evaluation of impairment.  With respect to the Corporation’s investment in construction, commercial and multi-family residential real estate loans, and its evaluation of impairment thereof, such loans are generally collateral-dependent and, as a result, are carried as a practical expedient at the lower of cost or fair value of collateral.

Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment.

6.  Real Estate Acquired through Foreclosure

Real estate acquired through foreclosure is carried at the lower of the loan’s unpaid principal balance (cost) or fair value less estimated selling expenses at the date of acquisition.  A loan loss provision is recorded for any write down in the loan’s carrying value to fair value at the date of acquisition.  Real estate loss provisions are recorded if the properties’ fair values subsequently decline below the value determined at the recording date.  In determining the lower of cost or fair value at acquisition, costs relating to development and improvement of property are considered.  Costs relating to holding real estate acquired through foreclosure, net of rental income, are charged against earnings as incurred.

7.  Investment in Federal Home Loan Bank Stock

The Corporation is required as a condition of membership in the Federal Home Loan Bank of Cincinnati (FHLB) to maintain an investment in FHLB common stock.  The stock is redeemable at par and, therefore, its cost is equivalent to its redemption value.  The Corporation’s ability to redeem FHLB shares is dependent on the redemption practices of the FHLB of Cincinnati.  At June 30, 2011 (unaudited) and December 31, 2010, the FHLB of Cincinnati placed no restrictions on redemption of shares in excess of a member’s required investment in the stock.

8.  Office Premises and Equipment

Office premises and equipment are carried at cost.  Maintenance, repairs and minor renewals are expensed as incurred.  For financial reporting, depreciation and amortization are provided on the straight-line and accelerated methods over the useful lives of the assets, estimated to be between fifteen and forty years for buildings and improvements, five to ten years for furniture and equipment and five years for automobiles.  An accelerated method is used for tax reporting purposes.

9.  Federal Income Taxes

The Corporation uses an asset and liability approach to accounting for income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A deferred tax liability or deferred tax asset is computed by applying the current statutory tax rates to net taxable or deductible temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in net taxable or deductible amounts in future periods.  Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income.  A valuation allowance is provided for deferred tax assets to the extent that the value of net deductible temporary differences and carryforward attributes exceeds management’s estimates of taxes payable on future taxable income.  Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

The Corporation’s principal temporary differences between pretax financial income and taxable income result from different methods of accounting for deferred loan origination fees and costs, Federal Home Loan Bank stock dividends, the general loan loss allowance and credit quality discount on purchased loans, charitable contributions, deferred compensation and stock benefit plans.  Additional temporary differences result from depreciation computed using accelerated methods for tax purposes.

As required by Accounting for Uncertainty in Income Taxes, the Corporation recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain  the  position  following  an audit.  For tax positions meeting  the  more-likely-than-not  threshold,  the  amount  recognized  in  the financial  statements is the largest  benefit that has a greater than 50 percent likelihood  of being  realized upon  ultimate  settlement  with the relevant tax authority.  At the adoption date, January 1, 2007, the Corporation applied this standard to all tax positions for which the statute of limitations remained open.  As a result of the implementation, the Corporation was not required to record any liability for unrecognized tax benefits as of January 1, 2007.  There have been no material changes in unrecognized tax benefits since January 1, 2007.

The Corporation is subject to income taxes in the U.S. federal jurisdiction, as well as various state jurisdictions.  Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Corporation is no longer subject to U.S.  federal, state and local, or non U.S.  income tax examinations by tax authorities for the tax years before 2007.

The  Corporation  will  recognize,  if applicable,  interest  accrued related to unrecognized  tax  benefits  in  interest  expense and  penalties  in  operating expenses.  No interest or penalties were recognized in the financial statements for June 30, 2011 and 2010 (unaudited) and December 31, 2010, 2009 and 2008.

10.  Benefit Plans

The Corporation has a 401(k) retirement savings plan, which covers all employees who have attained the age of 21 and have completed one year of service.  The Corporation is annually required to contribute 3% of eligible employees’ salaries, plus the lesser of 3% of each participant’s salary or 50% of each participant’s contributions, to the plan.  Additional employer contributions are made at the discretion of the Board of Directors.  Employer contributions totaled $169,000, $112,000 $ $231,000, $195,000, and $177,000 for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively.

The Corporation has a nonqualified directors deferred compensation plan (the “compensation plan”) which provides for the payment of benefits to its directors upon termination of service with the Corporation.  The Corporation recorded expense of approximately $19,000, $10,000, $36,000, $21,000, and $21,000 for the directors deferred compensation plan for the June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008.

In connection with the Reorganization, the Corporation implemented an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. The Corporation records a compensation expense equal to the fair value of ESOP shares allocated to participants during a given year. Allocation of shares to the ESOP participants is predicated upon the repayment of a loan to Cheviot Financial Corp. totaling $1.2 million at both June 30, 2011 (unaudited) and December 31, 2010 and $1.6 million at December 31, 2009, respectively. Dividends paid on the unallocated shares are used to fund the loan payment. The Corporation recorded expense related to the ESOP of approximately $157,000, $148,000, $301,000, $275,000 and $300,000 for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively. The fair value of the unearned ESOP shares approximated $986,000 and $953,000 at June 30, 2011 (unaudited) and December 31, 2010.

In 2005, the Corporation initiated a Management Recognition Plan (“MRP” or the “Plan”) which provided for awards of 194,408 shares to members of the board of directors, management and certain employees.  Common shares awarded under the MRP vest over a five year period, commencing with the date of the grant.  Expense recognized under the MRP totaled $16,000, $140,000, $156,000, $407,000 and $400,000 for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively.  During  the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, 3,750 shares, 3,375 shares, 3,375 shares, 3,025 shares and 3,025 shares were awarded under the Corporation’s MRP, respectively at a weighted average grant price of $11.57.  During the six months ended June 30, 2011 (unaudited) 2,775 shares vested at an average price of $9.22.  At June 30, 2011 (unaudited) total non-vested shares were 24,886 at a weighted average grant date fair value of $11.57.  During the six months ended June 30, 2010 and the year ended December 31, 2010, 35,605 shares vested at an average price of $8.24.  At June 30, 2011 (unaudited) and December 31, 2010 total non-vested shares were 9,940 and 12,715 at a weighted average grant date fair value of $11.57.

11.  Fair Value of Financial Instruments

Fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practical to estimate the value, is based upon the characteristics of the instruments and relevant market information. Financial instruments include cash, evidence of ownership in an entity or contracts that convey or impose on an entity the contractual right or obligation to either receive or deliver cash for another financial instrument. These fair value estimates are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price for which an asset could be sold or liability could be settled. However, given there is no active market or observable market transactions for many of the Corporation’s financial instruments, it has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for financial instruments at June 30, 2011 (unaudited) and December 31, 2010 and 2009:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Investment and mortgage-backed securities:  For investment and mortgage-backed securities, fair value is deemed to equal the quoted market price, where available.  If a quoted market price is not available, fair value is estimated using quoted market prices of comparable instruments.

Loans receivable:  The loan portfolio was segregated into categories with similar characteristics, such as one-to four-family residential, multi-family residential and commercial real estate.  These loan categories were further delineated into fixed-rate and adjustable-rate loans.  The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality.  For loans on deposit accounts, fair values were deemed to equal the historic carrying values.  The historical carrying amount of accrued interest on loans is deemed to approximate fair value.

Loans held for sale:  Loans held for sale are carried at the lower of cost or fair market value, as determined by outstanding commitments from investors, on an aggregated basis.  At June 30, 2011 (unaudited) and December 31, 2010 and 2009, market value approximates cost.

Federal Home Loan Bank stock: The carrying amount presented in the consolidated statements of financial condition is deemed to approximate fair value.

Deposits:  The fair value of NOW accounts, passbook accounts, and money market demand deposits is deemed to approximate the amount payable on demand at June 30, 2011 (unaudited) and December 31, 2010 and 2009.  Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities.

Advances from the Federal Home Loan Bank:  The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by Borrowers for Taxes and Insurance: The carrying amount of advances by borrowers for taxes and insurance is deemed to approximate fair value.

Commitments to extend credit:  For fixed-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates.  At June 30, 2011 (unaudited) and December 31, 2010 and 2009, the fair value of loan commitments was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Corporation’s financial instruments were as follows:

	(Unaudited)		At December 31,
	At June 30, 2011		2010		2009
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	value	value	value	value	value	value
	(In thousands)		(In thousands)
Financial assets
Cash and cash equivalents	$34,000	$34,000	$18,149	$18,149	$11,283	$11,283
Investment securities	88,016	88,016	88,382	88,382	55,851	55,851
Mortgage-backed securities	12,846	12,991	9,058	9,195	10,664	10,736
Loans receivable – net and loans held for sale	407,653	420,930	225,438	233,272	247,002	258,986
Federal Home Loan Bank stock	8,366	8,366	3,375	3,375	3,369	3,369

	$550,881	$564,303	$344,402	$352,373	$328,169	$340,225

Financial liabilities
Deposits	$474,888	$475,027	$257,852	$257,672	$235,904	$235,771
Advances from the Federal Home Loan Bank	44,245	46,266	27,300	30,597	33,672	37,807
Advances by borrowers for taxes and insurance	1,146	1,146	1,440	1,440	1,501	1,501

	$520,279	$522,439	$286,592	$289,709	$271,077	$275,079

12.  Advertising

Advertising costs are expensed when incurred.

13.  Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, federal funds sold and interest-bearing deposits in other financial institutions with original terms to maturity of ninety days or less.

The Corporation maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts.  The Corporation believes it is not exposed to any significant credit risk on cash and cash equivalents.

14.  Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year less shares in the ESOP that are unallocated and not committed to be released.  Weighted-average common shares deemed outstanding gives effect to a reduction for 107,126 unallocated shares for the six months ended June 30, 2011 (unaudited) and the fiscal year ended December 31, 2010, and 142,833 unallocated shares held by the ESOP for the six months ended June 30, 2010 (unaudited) and the fiscal year ended December 31, 2009 and 178,540 unallocated shares held by the ESOP for the fiscal year ended December 31, 2008.

	(Unaudited)	(Unaudited)		December 31,
	June 30, 2011	June 30, 2010	2010	2009	2008

Weighted-average common shares outstanding (basic)	8,757,782	8,724,677	8,723,463	8,691,554	8,684,509

Dilutive effect of assumed exercise of stock options	9,661	9,486	8,441	17,242	44,527

Weighted-average common shares outstanding (diluted)	8,767,443	8,734,163	8,731,904	8,708,796	8,729,036

Options to purchase 425,600, 421,200 and 421,200 shares of common stock ranging in price from $8.48 to $13.63 were outstanding during the six months ended June 30, 2011 and 2010 (unaudited) and for the year ended December 31, 2010 but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

15.  Stock Option Plan

On April 26, 2005, the Corporation approved a Stock Incentive Plan that provides for grants of up to 486,018 stock options.  During June 30, 2011 (unaudited), 2010, 2009, and 2008 approximately 4,400, 8,860, 8,060, and 8,060 option shares were granted subject to five year vesting.

The Corporation follows FASB Accounting Standard Codification Topic 718 (ASC 718), “Compensation – Stock Compensation,” for its stock option plans, and accordingly, the Corporation recognizes the expense of these grants as required. Stock-based employee compensation costs pertaining to stock options is reflected as a net increase in equity, for both any new grants, as well as for all unvested options outstanding at December 31, 2005, in both cases using the fair values established by usage of the Black-Scholes option pricing model, expensed over the vesting period of the underlying option.

The Corporation elected the modified prospective transition method in applying ASC 718. Under this method, the provisions of ASC 718 apply to all awards granted or modified after the date of adoption, as well as for all unvested options outstanding at December 31, 2005. The compensation cost recorded for unvested equity-based awards is based on their grant-date fair value. For the six months ended June 30, 2011 and 2010 (unaudited) and for the year ended December 31, 2010, the Corporation recorded $10,000, 32,000 and $96,000 in after-tax compensation cost for equity-based awards that vested during year.  The Corporation has $80,000 and $68,000 unrecognized pre-tax compensation cost related to non-vested equity-based awards granted under its stock incentive plan as of June 30, 2011 (unaudited) and December 31, 2010, which is expected to be recognized over a weighted-average vesting period of approximately 0.2 years. There is no intrinsic value on the vested outstanding options due to the strike price exceeding the market price at June 30, 2011 (unaudited) and December 31, 2010.

A summary of the unvested stock awards is as follows:

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2009	97,548	$3.23
Awarded	8,860	4.83
Vested	(82,468)	3.32
Unvested at December 31, 2010	23,940	$3.52

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2010	23,940	$3.52
Awarded	4,400	5.30
Vested	(7,500)	3.22
Unvested at June 30, 2011	20,840	$4.00

A summary of the status of the Corporation’s stock option plan as of June 30, 2011 (unaudited) and December 31, 2010, 2009, and 2008 and changes during the year then ended is presented below:

					December 31,
	June 30, 2011		2010		2009		2008
	(Unaudited)
		Weighted		Weighted-		Weighted-		Weighted-
		average		average		average		average
		exercise		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	421,200	$11.05	412,340	$11.17	404,280	$11.16	396,220	$11.21
Granted	4,400	9.04	8,860	8.07	8,060	8.48	8,060	9.03
Exercised	-	-	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-	-	-

Outstanding at end of year	425,600	$11.02	421,200	$11.05	412,340	$11.11	404,280	$11.16

Options exercisable at year-end	404,760	$11.14	397,260	$11.16	314,792	$11.17	233,936	$11.17

Fair value of options granted during the year		$5.30		$4.83		$3.31		$1.93

Cumulative option compensation cost over service period (in thousands)		$1,250		$1,238		$1,195		$1,169

Weighted average remaining vesting period		2 months		2 months		7 months		18 months

The following information applies to options outstanding at June 30, 2011 (unaudited):

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	4.3 years

The following information applies to options outstanding at December 31, 2010:

Number outstanding	421,200
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.16
Weighted-average remaining contractual life	4.7 years

The expected term of options is based on evaluations of historical and expected future employee exercise behavior.  The risk-free interest rate is based upon the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date.  Volatility is based upon the historical volatility of the Corporation’s stock.

The fair value of each option granted is estimated on the date of grant using the modified Black-Scholes options-pricing model with the following weighted-average assumptions used for grants in June 30, 2011(unaudited), for the six months ended June 30, 2010 and year ended December 31, 2010, 2009 and 2008:  dividend yield of 5.22%, 5.45%, 4.48% and 3.65%; expected volatility of 44.17%, 44.55%, 56.38% and 26.13%; risk-free interest rates of 2.98%, 3.38%, 3.25% and 3.78%; and expected lives of 10 years. The effects of expensing stock options are reported in “cash provided by financing activities” in the Consolidated Statements of Cash Flows.

16.  Disclosures about Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy exists for fair value measurements based upon the inputs to the valuation of an asset or liability.

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair value methods and assumptions are set forth below for each type of financial instrument.

Securities available for sale:  Fair value on available for sale securities were based upon a market approach. Securities which are fixed income instruments that are not quoted on an exchange, but are traded in active markets, are valued using prices obtained from our custodian, which used third party data service providers and classified as level 2 assets.  Management compares the fair values to another third party report for reasonableness.  Available for sale securities includes U.S. agency securities, municipal bonds and mortgage-backed agency securities.

	Quoted prices
	in active	Significant	Significant
	markets for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)

Securities available for sale at June 30, 2011 (unaudited):
U.S. Government agency securities	-	$84,887	-
Municipal obligations	-	$3,129	-
Mortgage-backed securities	-	$8,358	-

Securities available for sale at December 31, 2010:
U.S. Government agency securities	-	$87,009	-
Municipal obligations	-	$1,373	-
Mortgage-backed securities	-	$4,279	-

Securities available for sale at December 31, 2009:
U.S. Government agency securities	-	$54,455	-
Municipal obligations	-	$1,396	-
Mortgage-backed securities	-	$4,920	-

The Corporation is predominately an asset-based lender with real estate serving as collateral on a substantial majority of loans.  Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair values of the underlying real estate collateral.  Such fair values are obtained using independent appraisals based on comparable sales, which the Corporation considers to be Level 2 inputs.  The aggregate carrying amount of impaired loans at June 30, 2011 (unaudited) and December 31, 2010 and December 31, 2009 were approximately $5.5 million, $4.9 million and $2.4 million, respectively.

The Corporation has real estate acquired through foreclosure totaling $3.7 million at June 30, 2011 (unaudited) and $2.0 million at both December 31, 2010 and December 31, 2009, respectively.  Real estate acquired through foreclosure is carried at the lower of the cost or fair value less estimated selling expenses at the date of acquisition. Fair values are obtained using independent appraisals, based on comparable sales which the Corporation considers to be Level 2 inputs.  The aggregate amount of real estate acquired through foreclosure that is carried at fair value was approximately $2.7 million, $1.1 million and $732,000 at June 30, 2011 (unaudited) and December 31, 2010 and December 31, 2009, respectively.  The aggregate amount of real estate acquired through foreclosure that is carried at cost was approximately $936,000 at both June 30, 2011 (unaudited) and December 31, 2010 and $1.3 million at December 31, 2009, respectively.

17.  Effects of Recent Accounting Pronouncements

We adopted the following accounting guidance in 2010, none of which had a material effect, if any, on our year-end consolidated financial position or results of operations.

In January 2010, the FASB issued ASU No. 2010-01 “Accounting for Distributions to Shareholders with Components of Stock and Cash,” which updated the Codification on accounting for distributions to shareholders that offers them the ability to elect to receive their entire distribution in cash or stock with a potential limitation on the total amount of cash that all shareholders can receive in the aggregate is considered a share issuance that is reflected in EPS prospectively and is not a stock dividend. The new guidance is effective for interim and annual periods after December 15, 2009, and would be applied on a retrospective basis. The adoption of this guidance did not have any effect on our consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06 “Improving Disclosures about Fair Value Measurements,” as the guidance for fair value measurements and disclosures. The guidance in ASU 2010-06 requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. Furthermore, ASU 2010-06 requires a reporting entity to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs; clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value; and amends guidance on employers’ disclosures about postretirement benefit plan assets to require that disclosures be provided by classes of assets instead of by major categories of assets. The new guidance is effective for interim and annual reporting periods beginning January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements. Those disclosures are effective January 1, 2011 and for interim periods thereafter. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. Early adoption is permitted. The adoption of this guidance is not expected to significantly impact our annual and interim financial statement disclosures and will not have any impact on our consolidated financial statements.

In February 2010, the FASB issued ASU No. 2010-09, Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements. The amendments in the ASU remove the requirement for companies that are subject to the periodic reporting requirements of the Exchange Act to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of U.S. generally accepted accounting principles (“U.S. GAAP”). The FASB also clarified that if the financial statements have been revised, then an entity that is not an SEC filer should disclose both the date that the financial statements were issued or available to be issued and the date the revised financial statements were issued or available to be issued. The FASB believes these amendments remove potential conflicts with the SEC’s literature. All of the amendments in the ASU were effective upon issuance, except for the use of the issued date for conduit debt obligors, which will be effective for interim or annual periods ending after June 15, 2010. The adoption of this guidance did not have a material effect on the consolidated financial statements.

In March 2010, the FASB issued ASU No. 2010-11, “Derivatives and Hedging (Topic 815),” which clarifies that the only type of embedded credit derivative feature related to the transfer of credit risk that is exempt from derivative bifurcation requirements is one that is in the form of subordination of one financial instrument to another. As a result, entities that have contracts containing an embedded credit derivative feature in a form other than such subordination will need to assess those embedded credit derivatives to determine if bifurcation and separate accounting as a derivative is required. This guidance is effective on July 1, 2010. Early adoption is permitted at the beginning of an entity’s first interim reporting period beginning after issuance of this guidance. The adoption of this guidance did not have any impact on our consolidated financial statements.

In April 2010,  the FASB issued  Codification  Accounting  Standards  Update No. 2010-18 (ASU No. 2010-18) Effect of Loan Modification when the Loan is Part of a Pool that is accounted  for as a Single Asset (a consensus of the FASB  Emerging Issues  Task  Force).  The amendments in this update affect any entity that acquires loans subject to ASC Subtopic 310-30, that accounts for some or all of those loans within pools, and that subsequently modifies one or more of those loans after acquisition. ASU No. 2010-18 is effective for modifications of loans accounted for within pools under Subtopic 310-30 occurring in the interim period ending September 30, 2010, and the amendments are to be applied prospectively. . The adoption of this guidance did not have any impact on our consolidated financial statements.

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The ASU amends FASB Accounting Standards Codification™ (the “Codification” or “ASC”) Topic 310, Receivables, to improve the disclosures about the credit quality of an entity’s financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate, by portfolio segment or class of financing receivable, certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses.

In July 2010, the FASB issued Accounting Standards Update (ASU) 2010-20, “Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses.”  This purpose of this Update is to improve transparency by companies that hold financing receivables, including loans, leases and other long-term receivables. The Update requires such companies to disclose more information about the credit quality of their financing receivables and the credit reserves against them. This guidance became effective during the three month period ended December 31, 2010, with the exception of certain disclosures which include information for activity that occurs during a reporting period (activity in the allowance for credit losses and modifications of financing receivables) which will be effective for the first interim or annual period beginning after December 15, 2010.

The following accounting guidance will be adopted in 2011, and is not expected to have a material impact, if any, on our consolidated financial position or results of operations.

In December 2010, the FASB issued ASU 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This ASU modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating an impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in this Update are effective for fiscal year, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2011, the FASB issued ASU 2011-1, “Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20”, which delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20 in order to allow the FASB time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. Management is currently evaluating the impact, if any, that the adoption of the remaining amendments will have on its consolidated financial statements.

In April 2011, the FASB ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” ASU 2011-02 clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. ASU 2011-02 will be effective for the Corporation on July 1, 2011, and applies retrospectively to restructurings occurring on or after January 1, 2011. Adoption of ASU 2011-02 is not expected to have a material impact on the Corporation’s financial statements.

In May 2011, the FASB issued ASU 2011-4, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” This Update provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this Update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. We do not anticipate any material impact from this Update.

In June 2011, the FASB issued ASU 2011-5, “Comprehensive Income (Topic 220).” In this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in this Update should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. We do not anticipate any material impact from this Update.

18.  Subsequent Events

The Corporation evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements.